CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 57,545	$ 46,587	$ 37,635
Direct operating costs	(53,102)	(43,151)	(34,630)
General and administrative expenses	(1,372)	(1,012)	(968)
Interest income (expense), net	(2,538)	(1,468)	(1,482)
Equity accounted income (loss), net	165	13	57
Impairment reversal (expense), net	9	(440)	(263)
Gain (loss) on acquisitions/dispositions, net	28
Other income (expense), net	(658)	(34)	111
Income (loss) before income tax	77	2,318	734
Income tax (expense) recovery
Current	(458)	(536)	(284)
Deferred	736	371	130
Net income (loss)	355	2,153	580
Attributable to:
Limited partners	55	258	(91)
Non-controlling interests attributable to:
Redemption-exchange units	49	228	(78)
Special limited partners	0	157	0
BBUC exchangeable shares	42	0	0
Preferred securities	27	0	0
Interest of others in operating subsidiaries	182	1,510	749
Net income (loss)	$ 355	$ 2,153	$ 580
Basic earnings (loss) per limited partner unit (in usd per share)	$ 0.73	$ 3.28	$ (1.13)
Diluted earnings (loss) per limited partner unit (in usd per share)	$ 0.73	$ 3.28	$ (1.13)